Condensed Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended		63 Months Ended	72 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Cash Flows From Operating Activities
Net loss	$ (13,884,847)	$ (6,773,860)	$ (3,307,619)	$ (25,694,100)	$ (30,684,195)	$ (44,569,042)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,899	4,657	6,211	2,704	70,287	75,185
Impairment of intangible asset				160,036	160,036	160,036
Fair value of vested stock options and warrants	357,362	2,357,370	2,528,254	1,793,904	4,436,174	4,793,536
Fair value of common stock and warrants accounted for as financing costs						2,986,819
Fair value of vested warrants granted for services						2,563,647
Fair value of derivative liability recorded upon issuance of warrants				2,563,647	2,563,647
Amortization of discount on convertible notes	445,743	497,888	497,888	5,000,000	5,497,888	5,000,000
Private placement costs		515,269	515,273	920,310	1,998,931	385,000
Change in fair value of derivative liabilities		(975,698)	(8,635,147)	(1,596,035)	(10,001,955)	(10,001,955)
Common stock issued to officer for services				8,010,000	8,010,000	8,010,000
Common stock issued for services		50,000	800,000	498,452	1,298,452	1,298,452
Common stock issued to induce exchange transaction	2,295,868					2,295,868
Common stock issued conversion of warrants	6,700,000					6,700,000
Common stock issued for repricing shares	2,002,983					2,002,983
Common stock issued with note payable reflected as financing cost			875,000		875,000
Fair value of common stock transferred to officer and director				1,742,037	1,742,037	1,742,037
Write off of advances to related party				50,000	50,000	50,000
Changes in assets and liabilities:
Deposits, prepaid expenses and other assets	(1,603)	24,864	22,589	(21,417)	(7,275)	(8,878)
Accounts payable			908,223	159,756	1,098,271
Accrued expenses			1,672,324	70,000	1,893,831
Accrued interest and penalty			1,875,537	151,507	1,875,537
Accounts payable, accrued expenses and interest and penalty	670,593	2,058,043				5,983,976
Net Cash Used In Operating Activities	(1,409,002)	(2,241,467)	(2,241,467)	(6,189,199)	(9,123,334)	(10,532,336)
CASH FLOWS FROM INVESTING ACTIVITIES:
Property and equipment	(12,704)			(31,053)	(35,053)	(47,757)
Advances to related party				(50,000)	(50,000)	(50,000)
Net Cash Used In Investing Activities	(12,704)			(81,053)	(85,053)	(97,757)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of convertible notes, net	311,500			4,615,000	4,615,000	4,926,500
Proceeds from the issuance of secured promissory notes		1,481,250	1,481,250		1,481,250	1,481,250
Proceeds from the issuance of common stock	1,240,010	250,000	250,000	873,000	3,094,000	4,334,010
Due to director					18,137	18,137
Net Cash Provided By Financing Activities	1,551,510	1,731,250	1,731,250	5,488,000	9,208,387	10,759,897
Net Increase (Decrease) In Cash And Cash Equivalents	129,804	(510,217)	(510,217)	(782,252)		129,804
Cash and Cash Equivalents, Beginning of Period		510,217	510,217	1,292,469
Cash and Cash Equivalents, End of Period	129,804			510,217		129,804
Supplemental Disclosures of Cash Flow Information:
Derivative liability recorded upon issuance of convertible notes and warrants				5,535,310	5,535,310	5,535,310
Derivative liability recorded as offering/financing cost		182,081	697,354	642,296	1,339,650	1,902,998
Common stock issued for intellectual property					217,408	217,408
Proceeds from convertible notes held in escrow			497,888		497,888
Forgiveness of debt by director, treated as contribution of capital					18,137	18,137
Common stock issued upon conversion of convertible notes, accrued interest and penalty	$ 9,267,641					$ 9,267,641